LORD ABBETT INVESTMENT TRUST

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LORD ABBETT SERIES FUND

Total Return Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 13, 2025

to all current Summary Prospectuses, Prospectuses and Statements of Additional Information

for the Funds

Kewjin Yuoh has announced his plans to retire on or about September 30, 2025. Mr. Yuoh will continue to serve on the portfolio management team of the Fund until his retirement.

Effective September 30, 2025, all references to Kewjin Yuoh will be removed from the Summary Prospectus, Prospectus, and the Statement of Additional Information.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or Statements of Additional Information.

Please retain this document for your future reference.